Private Placement	7 Months Ended	9 Months Ended
	Dec. 31, 2022	Sep. 30, 2023
Private Placement [Abstract]
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

The Sponsor has committed to purchase an aggregate of 3,265,000 warrants (or 3,565,000 warrants if the underwriters’ over-allotment option is exercised in full) at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $3,265,000 (or $3,565,000 if the underwriters’ over-allotment option is exercised in full), in a private placement that will occur simultaneously with the closing of the Proposed Public Offering. Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

NOTE 4 — PRIVATE PLACEMENT

The Sponsor purchased an aggregate of 2,865,500 warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $2,865,500, in the Private Placement that occurred simultaneously with the closing of the Initial Public Offering. The Sponsor is committed to purchase up to an additional 240,075 warrants to the extent the underwriters’ over-allotment option is exercised, which option expired unexercised on October 1, 2023 (see Note 8). Each Private Placement Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.